Label	Element	Value
Amplify Cleaner Living ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AMPLIFY CLEANER LIVING ETF Summary Information
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Amplify Cleaner Living ETF seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Tematica BITA Cleaner Living Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced investment operations, no portfolio turnover information is available at this time.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimate based on the expenses the Fund expects to incur for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will, under normal market conditions, invest at least 80% of its total assets in the securities that comprise the Index. The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. Using an indexing investment approach, the Fund attempts to replicate, before fees and expenses, the performance of the Index. The Fund generally will use a replication methodology, meaning it will invest in all of the underlying securities comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the underlying securities in the Index. The Fund’s investment sub-adviser, Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”) manages the investment of the Fund’s assets. Tematica Research, LLC (“Tematica” or the “Index Sponsor”), which owns the Index, determines the securities for the Index. The Index is calculated, administered and published by BITA GmbH (“BITA” or the “Index Administrator”). Neither the Index Sponsor nor the Index Administrator is affiliated with the Fund, Amplify Investments LLC (the “Adviser” or “Amplify Investments”) or the Sub-Adviser.

The Index is designed to measure the market performance of a basket of publicly listed companies that the Index Sponsor identifies as creating products or providing services that have the potential for a positive impact on the human body and/or the environment (“Cleaner Living Companies”). The Index focuses on Cleaner Living Companies in the following five market segments: cleaner building and infrastructure, cleaner energy, cleaner food and dining, cleaner health and beauty, and cleaner transportation (the “Cleaner Living Market Segments”). The Index is designed to produce a portfolio that has the potential for capital appreciation by identifying companies positioned to take advantage of increasing consumer preferences for food, beverages, personal care products, energy and transportation provided by Cleaner Living Companies. The Index Sponsor maintains a database of individual companies for each of the Cleaner Living Market Segments using revenue and earnings screening tools, which is updated twice per year.

The Index Sponsor seeks to identify from publicly available sources those companies that derive at least 80% of their revenues or earnings from one of the five market segments detailed below. The Index Sponsor relies on publicly available information regarding Cleaner Living Companies to determine whether such companies qualify for inclusion in the Index. The Cleaner Living Market Segments are:

(1)	Cleaner Building and Infrastructure: This segment seeks to include companies that focus on the development and production of construction materials utilizing environmentally friendly processes, which includes materials and finished goods that are manufactured using high levels of recycled or sustainable materials

(2)	Cleaner Energy: This segment seeks to include companies that focus on renewable energy, including companies that generate electricity through renewable power generation, as well as companies that provide goods and/or services supporting the renewable power industry.

(3)	Cleaner Food and Dining: This segment seeks to include companies that focus on the production and/or sale of natural, organic, non-GMO foods and beverages, as well as products that specifically avoid using preservatives, artificial and other sweeteners, and saturated fats.

(4)	Cleaner Health and Beauty: This segment seeks to include companies that develop and manufacture health and beauty products (including natural skincare and makeup, toxin-free toothpastes, shampoos, soaps, feminine hygiene, and infant products) focused on natural ingredients and fewer or no preservatives. This segment also focuses on companies that develop, manufacture, and sell goods and/or services that promote and/or facilitate fitness activities.

(5)	Cleaner Transportation: This segment seeks to include companies that develop, manufacture and sell electric powered vehicles. This segment also seeks to include companies that provide goods and services in support of the electric vehicle industry.

Companies eligible for consideration in the Index must meet the following eligibility criteria:

(1)	The security (including American Depositary Receipts) is listed for trading on a “Relevant Exchange”, which are exchanges in the United States and Canada and include the: Canadian Securities Exchange; Toronto Stock exchange; New York Stock Exchange; NYSE American; NYSE Arca; NASDAQ Capital Market; NASDAQ Global Market; NASDAQ Global Select; and CBOE US.

(2)	The security has a minimum worldwide market capitalization of $100 million;

(3)	The security has a minimum 90-day average daily trading volume of $1 million; and

(4)	The security has a minimum free float of 20%.

The Index is reconstituted and rebalanced semi-annually at the close of business on the third Friday of June and December. If such day is not a “Business Day” (defined as any day a Relevant Exchange is open for trading), the rebalancing date will occur on the subsequent Business Day. The determination date for ordinary adjustments occurs five Business Days preceding the third Friday of the rebalancing month. On each rebalancing date, the weight of a single Index component issuer is limited to 10% of the total Index weight, with the excess weighting allocated equally across the components of the Index. The Index Administrator shall receive the Index Universe from the Index Sponsor each last Friday of the month preceding the rebalancing month.

The Index Sponsor may substitute an index constituent with a candidate index constituent upon occurrence of an extraordinary event (such as a merger, takeover bid, delisting or insolvency). Additionally, an extraordinary rebalancing can be triggered when, as measured on the last Friday of every calendar month, a single issuer exhibits a weight which is above ten times the weight assigned to that issuer on the last regular rebalancing.

Certain of the companies that trade on the Relevant Exchanges may be located in countries that are considered to be emerging market countries. The Adviser defines an emerging market country as those countries considered to be developing by the International Monetary Fund, the World Bank, the International Finance Corporation or one of the leading global investment banks. See “Emerging Markets Risk” for additional information regarding the risks associated with investing in countries considered to be emerging market countries.

As of the date of this prospectus, the Index was comprised of 78 securities. As of the date of this prospectus, the Fund had significant exposure to the Consumer Staples and Consumer Discretionary sectors. The number of securities in the Index may change over time. The Index utilizes an equal weight methodology, subject to a weight cap on any one Cleaner Living Market Segment. If the sum of the weights of the components in any one Cleaner Living Market Segment exceeds 30%, the weight of such segment will be reduced to 30% and allocated equally across the components of the other Cleaner Living Market Segments. The Index is calculated as a “gross total return index,” whereby reinvestments of cash and special dividend distributions are included without deducting the withholding tax.

Concentration Policy. The Fund will not concentrate (i.e., invests more than 25% of the value of its total assets) in securities of issuers in any industry or group of identified industries, except to the extent the Index concentrates in an industry or group of identified industries.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will, under normal market conditions, invest at least 80% of its total assets in the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value (“NAV”) and possibly face delisting.

Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of identified industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Consumer Discretionary Companies Risk. The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

Consumer Staples Companies Risk. Consumer staples companies provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits. Such products include food, beverages, household items and tobacco. Consumer staples companies may be affected by the regulation of various product components and production methods, new laws, regulations or litigation, marketing campaigns, competitive pricing and other factors affecting consumer demand. Changes in the worldwide economy, demographics, consumer preferences and/or spending, exploration and production spending may adversely affect these companies, as well as natural and man-made disasters, political, social or labor unrest, world events and economic conditions.

Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if a relevant foreign currency depreciates against the U.S. dollar or if there are delays or limits on the repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change without warning, which could have a significant negative impact on the Fund.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Depositary Receipts Risk. The Fund may invest in depositary receipts. Depositary receipts may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert depositary into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related depositary receipts. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the underlying security. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Emerging Markets Risk. Emerging market countries include, but are not limited to, those considered to be developing by the International Monetary Fund, the World Bank, the International Finance Corporation or one of the leading global investment banks. The majority of these countries are likely to be located in Asia, Latin America, the Middle East, Central and Eastern Europe, and Africa. Investments in emerging market issuers are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. Moreover, emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations, greater risks associated with custody of securities, greater risk of market closure or manipulation, limited reliable access to capital, greater risk of exchange delistings and less liquidity than developed markets. In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Differences in applicable regulatory, accounting, auditing and financial reporting and recordkeeping standards create difficulties in evaluating emerging market companies due to lower quality or less available financial information. The rights and remedies available to investors in emerging market securities may be more limited than those available for investments in developed markets. All of the risks of investing in Non-U.S. securities are heightened by investing in emerging markets countries. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. The limitations associated with investments in emerging market companies could impact the Fund’s ability to achieve its investment objective.

Index Administrator Risk. The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of the Index, as published by the Index Administrator. There is no assurance that the Index Administrator will compile its Index accurately, or that the Index will be determined, composed or calculated accurately. While the Index Administrator gives descriptions of what the Index is designed to achieve, the Index Administrator does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in its indices, and it does not guarantee that the Index will be in line with its methodology.

Index Risk. The Fund is not actively managed. The Fund invests in securities included in its Index regardless of their investment merit. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming.

Line of Business Risk. Some of the companies in which the Fund will invest are engaged in other lines of business unrelated to the Cleaner Living Market Segments and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in activities linked to its activities in the Cleaner Living Market Segments, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Market Risk. Market risk is the risk that a particular security owned by the Fund or the Shares in general may fall in value, including the possible loss of the entire principal amount that you invest. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices, and changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility. Overall security values could decline generally or could underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain regions, sectors and industries more significantly than others. Such events could also adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions to trading markets. Any of such circumstances could materially negatively impact the value of the Fund’s Shares and result in increased market volatility. During any such events, the Fund’s Shares may trade at an increased premium or discount to its NAV.

New Fund Risk. The Fund is new and currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Fund has fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger Fund.

Non-Correlation Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Although the Fund currently intends to seek to fully replicate the Index, the Fund may use a representative sampling approach, which may cause the Fund not to be as well-correlated with the return of the Index as would be the case if the Fund purchased all of the securities in the Index in the proportions represented in the Index. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Non-U.S. Investment Risk. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in the securities of non-U.S. companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Passive Investment Risk. The Fund is not actively managed. The Fund invests in securities included in or representative of its Index regardless of their investment merit. The Fund does not attempt to outperform the Index. The Fund generally will not attempt to take defensive positions in declining markets, and as a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

Premium/Discount Risk. The NAV of Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares will generally fluctuate in accordance with change in NAV as well as the relative supply of and demand for Shares on the Exchange. The Fund cannot predict whether Shares will trade bellow (discount), at or above (premium) their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time.

Risks Related to Cleaner Living Companies. Cleaner Living Companies may face intense competition and may be subject to short product lifecycles, and potentially rapid product obsolescence. The Fund’s focus on “Cleaner Living Companies” may affect its exposure to certain sectors or issuers which may impact the Fund’s performance, positively or negatively.

Risks Related to Cleaner Building and Infrastructure. The Fund’s portfolio may include companies that are selected due to their exposure to the Cleaner Building and Infrastructure market segment. Companies in this market segment may be subject to a variety of factors that may adversely affect their business or operations, including, but not limited to, costs associated with compliance with regulations, rising interest costs in connection with capital construction, government budgetary constraints that impact publicly funded projects, the effects of general economic conditions throughout the world, increased competition, and uncertainties regarding the availability of fuel and other natural resources. These companies may also be affected by innovations in technology that could render the way in which a company delivers a product or service obsolete, as well as natural or man-made disasters.

Risks Related to Cleaner Energy. The Fund’s portfolio may include companies that are selected due to their exposure to the Cleaner Energy market segment. Companies in this segment are susceptible to adverse economic, business, societal, political, environmental, regulatory and other developments. Energy companies have historically experienced substantial price volatility and are subject to specific risks, such as fluctuations in commodity prices and/or interest rates, increased governmental or environmental regulation, declines in foreign or domestic production, slowdowns in new construction, extreme weather or other natural disasters, and threats of attack by terrorists on energy assets. Energy companies may be significantly affected by the supply and demand of particular energy products, which can result in over or underproduction. Changes in the regulatory environment for energy companies may affect the profitability of such companies.

Risks Related to Cleaner Food and Dining. The Fund’s portfolio may include companies that are selected due to their exposure to the Cleaner Food and Dining market segment. The food and dining industry is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, spread of infectious disease and health factors, government regulation, adverse changes in general economic conditions, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, risks of product tampering and the availability and expense of liability insurance.

Risks Related to Cleaner Health and Beauty. The Fund’s portfolio may include companies that are selected due to their exposure to the Cleaner Health and Beauty market segment. These companies may face general risks which include the general state of the economy, intense competition and consumer spending trends. A decline in the economy that results in a reduction of consumer’s disposable income can negatively impact spending habits, which may negatively impact companies in this market segment . Technological advances can also impact the competitiveness of certain issuers. Certain of the companies within this market segment may also be impacted by the spread of infectious disease and other health factors.

Risks Related to Cleaner Transportation. The Fund’s portfolio may include companies that are selected due to their exposure to the Cleaner Transportation market segment. The stock prices of companies in this market segment are affected by both supply and demand for their specific product. Government regulation, worldwide events and economic conditions may affect the performance of companies in this market segment.

Smaller Companies Risk. Small and/or mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Trading Issues Risk. Although the Shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders. Further, shares of the Fund could decline in value or underperform other investments.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.amplifyetfs.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.amplifyetfs.com
Amplify Cleaner Living ETF | Amplify Cleaner Living ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
1 YEAR	rr_ExpenseExampleYear01	$ 60
3 YEARS	rr_ExpenseExampleYear03	$ 189

[1]	Estimate based on the expenses the Fund expects to incur for the current fiscal year.